Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net income	$ 462,288	$ 555,911
Deduct earnings of associate	(76,938)	(97,743)
Dividends received from associate	97,174	74,458
Add (deduct) non-cash items:
Depreciation and amortization	372,420	363,084
Income tax expense	119,859	110,427
Share-based compensation expense (recovery)	15,398	(1,160)
Finance costs	130,752	144,406
Other	(12,985)	(3,877)
Interest received	9,590	443
Income taxes paid	(163,828)	(57,941)
Other cash payments, including share-based compensation	(20,503)	(10,530)
Cash flows from operating activities before undernoted	933,227	1,077,478
Changes in non-cash working capital (note 17(a))	54,122	(83,109)
Cash flows from/(used in) operating activities	987,349	994,369
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Payments for repurchase of shares	(252,985)	(62,898)
Dividend payments to Methanex Corporation shareholders	(43,955)	(24,634)
Interest paid	(161,816)	(165,059)
Repayment on Geismar 3 construction facility	0	(173,000)
Repayment of long-term debt and financing fees (note 8)	(9,151)	(62,381)
Repayment of lease obligations	(105,863)	(101,054)
Release of restricted cash relating to limited recourse debt facilities	0	28,926
Equity contributions by non-controlling interests	0	650
Distributions to non-controlling interests	(84,713)	(110,406)
Proceeds on issue of shares on exercise of stock options	582	252
Proceeds from other limited recourse debt	0	25,161
Restricted cash for debt service accounts	(1,394)	0
Sale of partial interest in subsidiary	148,990	0
Changes in non-cash working capital related to financing activities (note 17(a))	1,771	1,350
Cash flows from (used in) financing activities	(508,534)	(643,093)
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Property, plant and equipment	(145,701)	(103,485)
Geismar plant under construction	(431,680)	(141,952)
Changes in non-cash working capital related to investing activities (note 17(a))	24,244	(7,611)
Cash flows from (used in) investing activities	(553,137)	(253,048)
Increase (decrease) in cash and cash equivalents	(74,322)	98,228
Cash and cash equivalents, beginning of year	932,069	833,841
Cash and cash equivalents, end of year	$ 857,747	$ 932,069